Finance debt - Non-current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Unsecured bonds	$ 24,380	$ 26,612
Unsecured loans	250	76
Total finance debt	24,630	26,688
Less current portion	2,400	2,547
Non-current finance debt	22,230	24,141
United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	15,705	17,190
Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	6,633	7,465
Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	1,747	1,652
Norwegian Kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	295	$ 304
Brazilian Real (BRL) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates		10.10%
Unsecured loans	$ 179	$ 0
Japanese Yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.30%	4.30%
Unsecured loans	$ 71	$ 76
Fair value based on level 2 inputs [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	23,529	25,097
Unsecured loans	262	90
Total finance debt	23,791	25,187
Less current portion	2,415	2,597
Non-current finance debt	21,376	22,590
Fair value based on level 2 inputs [Member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	15,037	16,167
Fair value based on level 2 inputs [Member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	6,177	6,782
Fair value based on level 2 inputs [Member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	2,013	1,836
Fair value based on level 2 inputs [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Unsecured bonds	302	311
Fair value based on level 2 inputs [Member] | Brazilian Real (BRL) [Member]
Disclosure of financial liabilities [line items]
Unsecured loans	179	0
Fair value based on level 2 inputs [Member] | Japanese Yen (JPY) [Member]
Disclosure of financial liabilities [line items]
Unsecured loans	$ 83	$ 90
Weighted average [Member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	3.82%	3.82%
Weighted average [Member] | Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	1.51%	1.42%
Weighted average [Member] | Great Britain Pound (GBP) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	6.08%	6.08%
Weighted average [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.18%	4.18%